CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (8,499,094)	$ (29,263,804)	$ (32,474,358)	$ (9,851,391)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	3,798	3,037	4,116	4,077
Interest on debt instrument	4,443	949	949	1,627
Amortization of right of use asset	80,332	79,115	104,866	110,671
Gain on debt settlement and extinguishment		(247,233)	(247,233)
Issuance and vesting of compensatory stock options and warrants	279,686	557,207	773,787	252,646
Issuance of common stock and preferred stock for asset acquisition		21,582,331	21,582,331	0
Issuance of common stock for services rendered			0	100,000
Amortization of premium on marketable securities		9,427	9,427	7,069
Changes in operating assets and liabilities
Accounts receivable, prepaid expenses and other assets	(606,559)	(146,574)	(22,500)	698,374
Accounts payable and accrued liabilities	(874,156)	(644,311)	(544,589)	(535,550)
Long term portion of lease liability	(88,241)	(17,892)	(42,999)	(60,379)
Net cash used in operating activities	(9,699,791)	(8,087,748)	(10,856,203)	(9,272,856)
CASH FLOWS FROM INVESTING ACTIVITIES
Sale of marketable securities		803,401
Sale of marketable securities			803,401	620,123
Purchase of marketable securities		(345,540)	(345,540)	(596,524)
Purchase of property and equipment	(6,323)	(3,554)	(5,252)	(3,490)
Net cash (used in) provided by investing activities	(6,323)	454,307	452,609	20,109
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of warrants and pre-funded warrants, net of issuance costs	7,928,591	9,192,624	9,192,624	8,659,177
Proceeds from the issuance of note payable	364,546		0	244,657
Payments on short-term note	(364,546)
Proceeds from the exercise of warrants		544,651	544,651	1,693,161
Net cash provided by financing activities	7,928,591	9,737,275	9,737,275	10,596,995
Net change in cash and cash equivalents	(1,777,523)	2,103,834	(666,319)	1,344,248
Cash and cash equivalents, beginning of period	5,583,922	6,250,241	6,250,241	4,905,993
Cash and cash equivalents, end of period	$ 3,806,399	8,354,075	5,583,922	$ 6,250,241
Non-cash investing activity
Addition to right of use asset obtained from new operating lease liability		$ 333,779	$ 333,779